                                          1933 Act File No. 2-98494
                                          1940 Act File No. 811-4489

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
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    Pre-Effective Amendment No.
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    Post-Effective Amendment No.   30   ....................         X
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                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
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    Amendment No.  28  .....................................         X
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                       FEDERATED U.S. GOVERNMENT BOND FUND

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on October 29, 2004  pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
    on ________________  pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037

Federated
World-Class Investment Manager

Federated U.S. Government Bond Fund

PROSPECTUS

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October 31, 2004

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A mutual fund seeking to pursue total return by investing in U.S. government bonds.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 8

What Do Shares Cost? 9

How is the Fund Sold? 9

How to Purchase Shares 10

How to Redeem Shares 11

Account and Share Information 14

Who Manages the Fund? 15

Legal Proceedings 16

Financial Information 17

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to pursue total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that, under normal market conditions, income will comprise the largest component of its total return.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests primarily in a portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund maintains a dollar-weighted average portfolio duration that is within 20 percent of the weighted average portfolio duration of the Merrill Lynch 10+ Year Treasury Index. This index includes U.S. Treasury securities with maturities greater than ten years.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns is changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of Fund Shares. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate , and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Shares are sold without a sales charge (load). The total returns shown in the bar chart are based upon net asset value.

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The Fund's total return for the nine-month period from January 1, 2004 to September 30, 2004 was 5. 35%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 11.02% (quarter ended September 30, 2002). Its lowest quarterly return was (5.14)% (quarter ended March 31, 1996).

Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 10+ Year Treasury Index (ML10+T) and the Merrill Lynch 10-Year Treasury Index (ML10T). The ML10+T is an unmanaged index which includes U.S Treasury securities with maturities greater than ten years. The ML10T is an unmanaged index which tracks the current ten-year Treasury note. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2003)

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	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	 1. 71%	 6. 01%	 6. 97%
Return After Taxes on Distributions [1]	 0. 21%	 4. 03%	 4.56%
Return After Taxes on Distributions and Sale of Fund Shares [1]	 1. 19%	 3. 90%	 4. 45%
 Ml10+T	 9. 59%	 9. 26%	 9. 17%
ML10T	 7. 41%	 7. 41%	 7. 27%
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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED U.S. GOVERNMENT BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.60%
Distribution (12b-1) Fee	None
Shareholder Services Fee [3]	0.25%
Other Expenses [4]	0.35%
Total Annual Fund Operating Expenses	1.20%

   1 The percentages shown are based on expenses for the entire fiscal year ended August 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point may be greater or less than the stated average percentage.

Although not contractually obligated to do so, the adviser, administrator and shareholder services provider waived certain amounts. This is shown below along with the net expenses the Fund actually paid for the fiscal year ended August 31, 2004.
Total Waivers of Fund Expenses	0.29%
Total Actual Annual Fund Operating Expenses (after waivers)	0.91%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.53% for the fiscal year ended August 31, 2004.
3 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.05% for the fiscal year ended August 31, 2004.
4 The administrator and transfer agent voluntarily waived (a portion of) their fees. The administrator and transfer agent can terminate these voluntary waivers at any time. Total other operating expenses paid by the Fund (after these voluntary waivers) were 0.33% for the fiscal year ended August 31, 2004.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 1 Year 	$	 122
 3 Years 	$	 381
 5 Years 	$	 660
 10 Years 	$	 1, 455

What are the Fund's Investment Strategies?

The Fund invests primarily in direct obligations of the U.S. government, its agencies and instrumentalities. The Fund's investment adviser (Adviser) actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the Adviser's interest rate outlook. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

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The Adviser manages the Fund's interest rate risk by limiting the dollar- weighted average duration of its portfolio securities. Duration measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. As a matter of investment policy, under normal market conditions, the Adviser limits the average duration of the portfolio to within 20% of the duration of the Merrill Lynch 10+ Year Treasury Index (the Index). This Index includes all U.S. Treasury bonds with maturities of greater than ten years.

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The Adviser uses three principal methods to enhance the portfolio's returns as compared to the Index. First, the Adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise. This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Second, in constructing a portfolio with a targeted average duration, the adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less or in a different direction than shorter-term interest rates. As a general matter, the adviser typically structures the portfolio in one of the following ways:

  A "bulleted" portfolio structure consists primarily of securities with durations close to the portfolio's average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter- term interest rates to increase.
  A "barbelled" portfolio structure consists primarily of securities with durations above and below the average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter- term interest rates to decrease.
  A "laddered" portfolio structure consists of securities with durations above, below, and at the average duration. The Adviser may use this structure, for example, when it expects longer-term and shorter-term interest rates to change by approximately the same amount.

Third, the Adviser tries to obtain securities issued by agencies and instrumentalities of the United States that it expects to provide better returns than U.S. Treasury securities of comparable duration. Through ongoing relative value analysis, the Adviser generally compares current yield differences of securities to their historical and expected yield differences.

The Adviser's interest rate outlook is the most important factor in selecting the methods used to manage the Fund's portfolio. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

In selecting individual securities, the Adviser analyzes how the security should perform in response to expected interest rate changes as compared to other securities of comparable risk.

Because the Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

U.S. TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

U.S. GOVERNMENT AGENCY SECURITIES

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

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A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.

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Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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SECURITIES LENDING

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The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

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The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

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Securities lending activities are subject to interest rate risks and credit risks.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

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  Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Due to the Fund's average duration policy, it is expected to have more interest rate risk than Federated U.S. Government Securities Fund: 1-3 Years, Federated U.S. Government Securities Fund: 2-5 Years, or Federated Total Return Government Bond Fund, all of which have shorter average durations than the Fund.
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  Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus ), it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed-income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.
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You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

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Make your check payable to The Federated Funds , note your account number on the check, and send it to:

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The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

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If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

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The Federated Funds
66 Brooks Drive
Braintree, MA 02184

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

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You may redeem Shares by sending a written request to the Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

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The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

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Send requests by private courier or overnight delivery service to:

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The Federated Funds
66 Brooks Drive
Braintree, MA 02184

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All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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Who Manages the Fund?

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The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $ 198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1, 650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Susan M. Nason

Susan M. Nason has been the Fund's Portfolio Manager since 1994. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Donald T. Ellenberger

Donald T. Ellenberger has been the Fund's Portfolio Manager since 1997. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.


As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at www.federatedinvestors.com , and any future press releases on this subject will also be posted there.


Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.


Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.


The Board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


Financial Information

FINANCIAL HIGHLIGHTS


The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.10	$11.45	$10.93	$10.27	$ 9.79
Income From Investment Operations:
Net investment income	0.47	0.48	0.51	0.53	0.53
Net realized and unrealized gain (loss) on investments	0.49	(0.29)	0.54	0.65	0.50
TOTAL FROM INVESTMENT OPERATIONS	0.96	0.19	1.05	1.18	1.03
Less Distributions:
Distributions from net investment income	(0.47)	(0.48)	(0.51)	(0.52)	(0.53)
Distributions from net realized gain on investments	(0.05)	(0.06)	(0.02)	--	(0.02)
TOTAL DISTRIBUTIONS	(0.52)	(0.54)	(0.53)	(0.52)	(0.55)
Net Asset Value, End of Period	$11.54	$11.10	$11.45	$10.93	$10.27
Total Return [1]	8.81%	1.55%	9.99%	11.82%	10.95%

Ratios to Average Net Assets:
Expenses	0.91%	0.91%	0.91%	0.92%	0.88%
Net investment income	4.18%	4.13%	4.74%	4.99%	5.42%
Expense waiver/reimbursement [2]	0.29%	0.22%	0.27%	0.20%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$95,878	$111,880	$107,058	$115,645	$117,468
Portfolio turnover	16%	62%	52%	88%	38%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated August 31, 2004, which can be obtained free of charge.


A Statement of Additional Information (SAI) dated October 31, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at www.federatedinvestors.com.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-4489

Federated
World-Class Investment Manager

Federated U.S. Government Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314284100


8100308A (10/ 04)


Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

FEDERATED U.S. GOVERNMENT BOND FUND
Statement of Additional Information

October 31, 2004

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in conjunction  with the prospectus for Federated U.S.  Government Bond Fund
(Fund), dated October 31, 2004.

This SAI  incorporates  by  reference  the  Fund's  Annual  Report.  Obtain  the prospectus or the Annual Report without charge by calling 1-800-341-7400.

Investment Ratings................................41
Addresses.........................................49

HOW IS THE FUND ORGANIZED?

The Fund is a  diversified  open-end,  management  investment  company  that was established under the laws of the Commonwealth of Massachusetts on May 24, 1985.
The  Fund's  investment  adviser  is  Federated  Investment  Management  Company
(Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In  pursuing  its  investment  strategy,  the Fund may  invest in the  following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

U.S.  government  securities  pay  interest,  dividends  or  distributions  at a specified rate. The rate may be a fixed  percentage of the principal or adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities  provide more regular  income than equity  securities.  However,  the returns on fixed income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount) or more (a premium)  than the  principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount  or  premium  security  may change  based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The following describes the types of securities in which the Fund may invest:

Treasury Securities

Treasury  securities  are direct  obligations  of the federal  government of the
United States.  Treasury  securities are generally regarded as having the lowest credit risks.

Agency Securities


Agency  securities  are  issued  or  guaranteed  by a  federal  agency  or other government  sponsored  entity  (GSE) acting under  federal  authority.  Some GSE securities  are  supported  by the full faith and  credit of the United  States.
These include the  Government  National  Mortgage  Association,  Small  Business
Administration,  Farm Credit System Financial Assistance  Corporation,  Farmer's
Home  Administration,  Federal Financing Bank, General Services  Administration,
Department  of  Housing  and Urban  Development,  Export-Import  Bank,  Overseas
Private  Investment  Corporation,   and  Washington  Metropolitan  Area  Transit
Authority Bonds.

Other GSE securities receive support through federal  subsidies,  loans or other benefits.  For example,  the U.S.  Treasury is authorized to purchase  specified amounts of  securities  issued by (or  otherwise  make funds  available  to) the
Federal Home Loan Bank System,  Federal Home Loan Mortgage Corporation,  Federal
National Mortgage Association, Student Loan Marketing Association, and Tennessee
Valley Authority in support of such obligations.

A few GSE securities  have no explicit  financial  support,  but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit  System,  Financing  Corporation,  and  Resolution
Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.

A Fund treats  mortgage-backed  securities  guaranteed  by a GSE as if issued or guaranteed by a federal agency.

Although such a guarantee  protects  against  credit  risks,  it does not reduce market and prepayment risks.


Zero Coupon Securities

Zero coupon  securities do not pay interest or principal  until final  maturity, unlike debt securities that provide periodic  payments of interest  (referred to as a "coupon  payment").  Investors buy zero coupon  securities at a price below the amount payable at maturity.  The  difference  between the purchase price and the amount paid at  maturity  represents  interest on the zero coupon  security.
Investors  must wait until  maturity to receive  interest and  principal,  which increases the interest rate and credit risks of a zero coupon  security.  A zero coupon step-up security converts to a coupon security before final maturity.

There are many forms of zero  coupon  securities.  Some are issued at a discount and are  referred to as zero coupon or capital  appreciation  bonds.  Others are created  from  interest-bearing  bonds by  separating  the right to receive  the bond's  coupon  payments  from the right to receive the bond's  principal due at maturity,  a process known as "coupon  stripping".  Treasury STRIPs are the most common form of stripped zero coupon securities.

Derivative Contracts

Derivative contracts are financial  instruments that require payments based upon changes in the values of  designated  (or  underlying)  securities,  currencies, commodities,  financial indices or other assets. Some derivative contracts (such as futures,  forwards and options) require  payments  relating to a future trade involving the  underlying  asset.  Other  derivative  contracts  (such as swaps)
require  payments  relating to the income or returns from the underlying  asset.
The other party to a derivative contract is referred to as a "counterparty."

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.
Investors  make payments due under their  contracts  through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make
(or collect) daily payments to the margin  accounts to reflect losses (or gains)
in the value of their  contracts.  This  protects  investors  against  potential defaults by the  counterparty.  Trading  contracts  on an  exchange  also allows investors to close out their contracts by entering into offsetting contracts.

For  example,  the Fund could  close out an open  contract  to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date. If the offsetting  sale price is more than the original  purchase price,  the Fund  realizes  a gain;  if it is less,  the Fund  realizes  a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position.  If this  happens,  the
Fund will be required to keep the  contract  open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable  prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading  any assets it has been  using to secure  its  obligations  under the contract.

Depending  upon how the Fund uses  derivative  contracts  and the  relationships between the market value of a  derivative  contract  and the  underlying  asset, derivative  contracts  may increase or decrease the Fund's  exposure to interest rate risks, and may also expose the Fund to liquidity risks.

The Fund may trade in the following types of derivative contracts:

Futures Contracts

Futures  contracts  provide  for the future  sale by one party and  purchase  by another party of a specified amount of an underlying asset at a specified price, date and time.  Entering into a contract to buy an underlying  asset is commonly referred  to as buying a  contract  or  holding a long  position  in the  asset.
Entering into a contract to sell an underlying asset is commonly  referred to as selling a contract or holding a short position in the asset.  Futures  contracts are  considered  to be  commodity  contracts.  The Fund may buy and sell futures contracts on portfolio securities and financial futures.

Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise  price)  during,  or at the end of, a specified  period.  A call option gives the holder (buyer) the right to buy the  underlying  asset from the seller
(writer)  of the  option.  A put  option  gives the holder the right to sell the underlying asset to the writer of the option.  The writer of the option receives a payment,  or premium,  from the buyer,  which the writer keeps  regardless  of whether the buyer uses (or exercises) the option.

The Fund may:

|X|  buy call options on portfolio  securities and financial futures  (including index  futures)  contracts for portfolio  securities in  anticipation  of a decrease in the value of the underlying asset;

|X|  buy put options on portfolio  securities and financial  futures  (including index  futures)  contracts for portfolio  securities in  anticipation  of a decrease in the value of the underlying asset; and

|X|  buy or write options to close out existing options positions.

The Fund will only purchase puts on financial futures contracts which are traded on a recognized exchange. The Fund will generally purchase  over-the-counter put options on portfolio  securities in negotiated  transactions with the writers of the  options  since  options on the  portfolio  securities  held by the Fund are typically not traded on an exchange.

The Fund may also write call options on portfolio  securities to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying  asset. If a call written by the Fund is exercised,  the
Fund  foregoes any  possible  profit from an increase in the market price of the underlying  asset over the exercise  price plus the premium  received.  The call options, which the Fund writes, must be listed on a recognized options exchange.

The Fund will only engage in the above  derivatives  transactions  to the extent permitted under applicable rules, regulations, or interpretations thereof of the
Office of Thrift Supervision.

Special Transactions

Inter-Fund Borrowing and Lending Arrangements


The  Securities  and Exchange  Commission  (SEC) has granted an  exemption  that permits  the Fund and all other  funds  advised  by  subsidiaries  of  Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes  directly  to and from other  Federated  funds.  Participation  in this inter-fund lending program is voluntary for both borrowing and lending Federated funds,  and an inter-fund  loan is only made if it benefits  each  participating
Federated fund.  Federated Investors,  Inc. (Federated)  administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation  of  the  program.  Any  inter-fund  loan  must  comply  with  certain conditions set out in the exemption,  which are designed to assure  fairness and protect all participating Federated funds.

For  example,  inter-fund  lending  is  permitted  only (a) to meet  shareholder redemption  requests,  and (b) to meet commitments arising from "failed" trades.
All  inter-fund  loans  must be  repaid  in  seven  days  or  less.  The  Fund's participation  in this program must be consistent  with its investment  policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of  interest  to be  charged is more  attractive  to the lending  Federated fund than  market-competitive  rates on overnight  repurchase agreements (Repo Rate) and more attractive to the borrowing  Federated fund than the  rate of  interest  that  would  be  charged  by an  unaffiliated  bank  for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate  imposed on  inter-fund  loans is the average of the Repo Rate and the Bank
Loan Rate.


Hedging

Hedging  transactions  are intended to reduce  specific risks.  For example,  to protect the Fund  against  circumstances  that would  normally  cause the Fund's portfolio  securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The
Fund may also attempt to hedge by using  combinations  of different  derivatives contracts, or derivatives contracts and securities.  The Fund's ability to hedge may be limited by the costs of the derivatives  contracts.  The Fund may attempt to lower the cost of hedging by entering  into  transactions  that  provide only limited protection, including transactions that: (1) hedge only a portion of its
portfolio;   (2)  use  derivatives  contracts  that  cover  a  narrow  range  of circumstances;  or (3) involve the sale of derivatives  contracts with different terms.  Consequently,  hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

Repurchase Agreements

Repurchase  agreements are transactions in which the Fund buys a U.S. government security  from a  dealer  or bank and  agrees  to sell  the  security  back at a mutually  agreed-upon  time and price.  The  repurchase  price  exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the  interest  rate on the  underlying  security.  The Fund will  enter  into
repurchase   agreements   only  with  banks  and  other   recognized   financial
institutions,  such as securities  dealers,  deemed creditworthy by the Adviser.
The Fund's  custodian or  subcustodian  will take  possession of the  securities subject to repurchase  agreements.  The Adviser or subcustodian will monitor the value of the  underlying  security  each  day to  ensure  that the  value of the security always equals or exceeds the repurchase  price.  Repurchase  agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities,  and agrees to repurchase them at an agreed-upon time and price. A reverse  repurchase  agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition,  reverse repurchase  agreements create leverage risks because the Fund must  repurchase  the  underlying  security at a higher  price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed  delivery   transactions,   including  when-issued   transactions,   are
arrangements in which the Fund buys securities for a set price, with payment and delivery  of the  securities  scheduled  for a future  time.  During  the period between  purchase and  settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund. The Fund records the  transaction  when it agrees to buy the securities  and reflects their value in determining  the price of its shares. Settlement dates may be a month or more after entering into these transactions  so that the market values of the  securities  bought may vary from the purchase prices.  Therefore,  delayed delivery  transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending

The Fund may lend  portfolio  securities  to  borrowers  that the Adviser  deems creditworthy.  In return,  the Fund receives cash or liquid  securities from the borrower as collateral.  The borrower must furnish additional  collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund  the  equivalent  of any  dividends  or  interest  received  on the  loaned securities.

The Fund  will  reinvest  cash  collateral  in  securities  that  qualify  as an acceptable  investment for the Fund. However,  the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.  The
Fund will not have the right to vote on securities  while they are on loan,  but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative  and  custodial  fees  in  connection  with a loan  and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities  lending  activities  are subject to  interest  rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with  derivatives  contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting  transaction  or set aside readily  marketable  securities  with a value that equals or exceeds the Fund's  obligations.  Unless the Fund has other readily  marketable  assets to set aside,  it cannot trade assets used to secure such  obligations  without  entering into an offsetting  derivative  contract or terminating  a special  transaction.  This may cause the Fund to miss  favorable trading  opportunities  or to realize losses on derivative  contracts or special transactions.

Investing in Securities of Other Investment Companies

The Fund may invest  its assets in  securities  of other  investment  companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RISKS

There are many factors which may affect an  investment  in the Fund.  The Fund's principal  risks are described in its  prospectus.  Additional  risk factors are outlined below.

Interest Rate Risks

|X|  Prices of fixed income  securities  rise and fall in response to changes in the interest  rate paid by similar  securities.  Generally,  when  interest rates  rise,  prices  of fixed  income  securities  fall.  However,  market factors,  such as the demand for particular  fixed income  securities,  may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

|X|  Interest  rate changes  have a greater  effect on the price of fixed income securities with longer  durations.  Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Call Risks

|X|  Call risk is the  possibility  that an  issuer  may  redeem a fixed  income security  before  maturity  (a call) at a price  below its  current  market price.  An increase in the  likelihood of a call may reduce the  security's price.

|X|  If a fixed  income  security is called,  the Fund may have to reinvest  the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risks

|X|  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer  defaults,  the
     Fund will lose money.

Liquidity Risks

|X|  Liquidity risk refers to the  possibility  that the Fund may not be able to sell a security  or close out a  derivative  contract  when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

FUNDAMENTAL INVESTMENT OBJECTIVE

The investment  objective of the Fund is to pursue total return.  The investment objective  may  not  be  changed  by the  Fund's  Trustees  without  shareholder approval.

INVESTMENT LIMITATIONS

Diversification

With respect to securities  comprising 75% of the value of its total assets, the
Fund will not  purchase  securities  of any one issuer  (other  than cash;  cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities  and repurchase  agreements  collateralized by such U.S. government  securities;  and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in the  securities  of that  issuer,  or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities

The Fund may borrow money,  directly or indirectly,  and issue senior securities to the maximum extent  permitted  under the Investment  Company Act of 1940 (the
1940 Act).

Investing in Real Estate

The Fund may not purchase or sell real estate,  provided  that this  restriction does not prevent the Fund from  investing  in issuers  which  invest,  deal,  or otherwise  engage in  transactions  in real  estate  or  interests  therein,  or investing in  securities  that are secured by real estate or interests  therein.
The Fund may exercise its rights under  agreements  relating to such securities, including  the right to  enforce  security  interests  and to hold  real  estate acquired by reason of such enforcement  until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical  commodities,  provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite  the  securities of other  issuers,  except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio  securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending

The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing  debt  obligations,  entering into  repurchase  agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration

The Fund will not make investments that will result in the  concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government  securities,  municipal  securities and bank  instruments will not be deemed to constitute an industry. The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed  by the Board  without  shareholder  approval.  Shareholders  will be notified before any material change in these limitations becomes effective.

In applying the Fund's concentration restriction:  (a) utility companies will be divided  according  to their  services,  for  example,  gas,  gas  transmission, electric  and  telephone  will  each be  considered  a  separate  industry;  (b)
financial  service  companies  will be classified  according to the end users of their services,  for example,  automobile finance,  bank finance and diversified finance will each be considered a separate industry; (c) asset-backed securities will be classified  according to the underlying assets securing such securities.
To conform to the current view of the SEC that only  domestic  bank  instruments may  be  excluded  from  industry  concentration  limitations,  as a  matter  of non-fundamental  policy,  the Fund will not exclude  foreign banks from industry concentration  limits as long as the policy of the SEC  remains  in  effect.  In addition, investments in bank instruments, and investments in certain industrial development  bonds funded by activists in a single  industry,  will be deemed to constitute  investment in an industry,  except when held for temporary defensive purposes.  The  investment  of more  than 25% of the value of the  Fund's  total assets in any one industry will constitute "concentration."

Purchases on Margin

The Fund will not  purchase  securities  on margin,  provided  that the Fund may obtain short-term  credits necessary for the clearance of purchases and sales of securities,  and  further  provided  that the Fund may make  margin  deposits in connection  with its use of  financial  options  and  futures,  forward and spot
currency   contracts,   swap  transactions  and  other  financial  contracts  or
derivative instruments.

Pledging Assets

The Fund will not mortgage,  pledge, or hypothecate any of its assets,  provided that this shall not apply to the transfer of securities  in connection  with any
permissible   borrowing  or  to  collateral   arrangements  in  connection  with
permissible activities.

Illiquid Securities

The Fund will not purchase  securities  for which there is no readily  available market,  or enter into repurchase  agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Temporary Investments

The Fund may  temporarily  depart from its  principal  investment  strategies by investing its assets in cash,  cash items and  short-term,  higher-quality  debt securities and similar obligations.

Restricted Securities

The Fund may invest in  restricted  securities.  Restricted  securities  are any securities in which the Fund may invest pursuant to its investment objective and policies  but  which  are  subject  to  restrictions  on  resale  under  federal securities  law. Under criteria  established  by the Board,  certain  restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid,  the Fund will limit their  purchase,  together with other illiquid securities, to 15% of its net assets.

Purchasing Put Options

The Fund may  attempt to hedge all or a portion  of its  portfolio  through  the purchase  of put  options on  portfolio  securities  and  listed put  options on financial futures contracts for portfolio  securities.  Put options on portfolio securities  are  intended  to protect  against  price  movements  in  particular securities in the portfolio.  Put options on financial futures contracts will be used only to protect portfolio  securities  against decreases in value resulting from market factors such as an anticipated  increase in interest rates. The Fund will not purchase put options on securities  unless the  securities  are held in the Fund's portfolio.

Writing Covered Call Options

The Fund may write  covered call options to generate  income.  The Fund may only sell  listed call  options  either on  securities  held in its  portfolio  or on securities  which  it has  the  right  to  obtain  without  payment  of  further consideration  (or has  segregated  cash in the  amount  of any such  additional consideration). The Fund reserves the right to write covered call options on its entire portfolio.  The Fund will not write call options on securities unless the securities  are held in the Fund's  portfolio  or unless the Fund is entitled to them in deliverable  form without further payment or after  segregating  cash in the amount of any further payment.

Purchasing Calls

The Fund may purchase calls in  anticipation  of an increase in the value of the underlying asset.

When Issued and Delayed Delivery Transactions

The Fund may invest in when-issued and delayed  delivery  transactions to secure what is considered to be an advantageous price and yield for the Fund.

Reverse Repurchase Agreements

The Fund may also enter into reverse repurchase agreements.

As a matter of non-fundamental  policy, for purposes of the commodities  policy, investments in transactions  involving  futures  contracts and options,  forward currency contracts,  swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

For  purposes  of the above  limitations,  the Fund  considers  certificates  of deposit and demand and time deposits  issued by a U.S. branch of a domestic bank or savings  association having capital,  surplus and undivided profits in excess of  $100,000,000  at the time of  investment  to be "cash  items."  Except  with respect to borrowing  money,  if a percentage  limitations  is adhered to at the time of investment,  a later  increase or decrease in percentage  resulting from any  change  in value or net  assets  will not  result  in a  violation  of such limitation.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

o    futures  contracts  and  options  are  generally  valued at  market  values established  by the  exchanges  on which  they are  traded  at the close of trading on such exchanges.  Options traded in the  over-the-counter  market are  generally  valued  according  to the mean between the last bid and the last asked  price for the option as  provided  by an  investment  dealer or other  financial  institution  that  deals in the  option.  The  Board  may determine in good faith that another method of valuing such  investments is necessary to appraise their fair market value;

o    for fixed  income  securities,  according to the mean between bid and asked prices as furnished by an independent  pricing  service,  except that fixed income  securities  with  remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost; and


o    for all other  securities at fair value as  determined  in accordance  with procedures established by and under the general supervision of the Board.


Prices  provided by  independent  pricing  services  may be  determined  without relying exclusively on quoted prices and may consider  institutional  trading in similar groups of securities,  yield,  quality,  stability,  risk,  coupon rate, maturity,  type of issue,  trading  characteristics,  and other  market  data or factors.  From time to time,  when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

HOW IS THE FUND SOLD?

Under the  Distributor's  Contract  with the Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.


Additional Payments to Financial Institutions

The Distributor  may pay out of its own resources  amounts  (including  items of material value) to certain financial institutions.  In some cases, such payments may be made by, or funded from the resources of,  companies  affiliated with the
Distributor  (including  the Adviser).  While NASD  regulations  limit the sales charges  that you may bear,  there are no limits with regard to the amounts that the  Distributor  may pay out of its own resources.  In addition to the payments which are  generally  described  herein  and in the  prospectus,  the  financial institution also may receive Service Fees.

You can ask your financial  institution  for  information  about any payments it receives from the Distributor or the Federated funds and any services provided.

The  following  examples   illustrate  the  types  of  instances  in  which  the
Distributor may make additional payments to financial institutions.

Supplemental Payments

The Distributor may make supplemental payments to certain financial institutions that are  holders  or  dealers  of  record  for  accounts  in one or more of the
Federated  funds.  These  payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested;  or the type and nature of services or support furnished by the financial institution.

Processing Support Payments

The Distributor may make payments to financial  institutions that sell Federated
fund  shares  to  help  offset  their  costs   associated  with  client  account
maintenance support,  statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket  charges on a per  transaction  basis;  payment of networking  fees;  and payment  for  ancillary  services  such as  setting  up funds  on the  financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments

The Distributor  may make payments to certain  financial  institutions  who sell
Federated fund shares through retirement plan programs. A financial  institution may perform  retirement plan program services itself or may arrange with a third party to perform  retirement plan program  services.  In addition to participant recordkeeping,  reporting,  or transaction  processing,  retirement plan program
services  may  include   services   rendered  to  a  plan  in  connection   with
fund/investment  selection and  monitoring;  employee  enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions

From time to time,  the  Distributor,  at its  expense,  may provide  additional compensation  to  financial  institutions  that sell or arrange  for the sale of
Shares.  Such  compensation  may  include  financial   assistance  to  financial
institutions  that  enable  the  Distributor  to  participate  in or  present at conferences  or  seminars,  sales or training  programs  for invited  employees, client and investor events and other financial institution-sponsored events.

The  Distributor  also  may  hold or  sponsor,  at its  expense,  sales  events, conferences  and  programs  for  employees  or  associated  persons of financial institutions  and may pay the travel and  lodging  expenses  of  attendees.  The
Distributor  also may  provide,  at its  expense,  meals  and  entertainment  in conjunction with meetings with financial institutions. Other compensation may be offered to the extent not  prohibited by  applicable  laws,  regulations  or the rules of any self-regulatory agency, such as the NASD.


SUBACCOUNTING SERVICES

Certain   investment   professionals  may  wish  to  use  the  transfer  agent's
subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  Shares  in a  fiduciary,  agency, custodial or similar capacity may charge or pass through  subaccounting  fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of Shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although  the Fund  intends to pay Share  redemptions  in cash,  it reserves the right, as described  below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because  the Fund has  elected to be  governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share  redemptions  to any one  shareholder in cash only up to the lesser of  $250,000 or 1% of the net assets  represented  by such
Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash unless the Fund's Board  determines  that payment  should be in kind.  In such a case,  the Fund will pay all or a portion of the remainder of the  redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio  securities  will be selected in a manner that the Fund's  Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity  could receive less than the  redemption  value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under  certain  circumstances,  shareholders  may be held  personally  liable as partners under  Massachusetts  law for  obligations of the Trust. To protect its shareholders,  the Trust has  filed  legal  documents  with  Massachusetts  that expressly  disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely  event a shareholder is held  personally  liable for the Trust's obligations,  the  Trust  is  required  by the  Declaration  of Trust to use its property to protect or compensate the  shareholder.  On request,  the Trust will defend any claim made and pay any judgment  against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder  will occur only if the Trust itself cannot meet its  obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder  one vote in Trustee  elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting.  A special  meeting of  shareholders  will be called by the Board upon the  written request of shareholders who own at least 10% of the Fund's outstanding Shares.


As of October 1, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

Charles Schwab & Co., Inc., San Francisco,  CA owned approximately 1,385,006
Shares (16.90%),  FNB Nominee Co., First  Commonwealth  Trust, Co., Indiana,  PA
owned approximately  568,696 Shares (6.94%),  Lynspen & Co., Birmingham,  AL
owned approximately 562,070 Shares (6.86%),  Saxon & Co.,  Philadelphia,  PA
owned  approximately  537,585 Shares (6.56%) and  Conservative  Allocation Fund,
Boston, MA owned approximately 434,083 Shares (5.30%).


TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet  requirements  of Subchapter M of the Internal  Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive  special tax  treatment  and will be subject to federal corporate income tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is  responsible  for  managing  the Fund's  business  affairs  and for exercising all the Fund's powers except those reserved for the shareholders. The following  tables  give  information  about  each  Board  member  and the senior officers of the Fund. Where required,  the tables  separately list Board members who are "interested persons" of the Fund (i.e.,  "Interested" Board members) and those who are not (i.e.,  "Independent" Board members).  Unless otherwise noted, the address of each person  listed is Federated  Investors  Tower,  1001 Liberty
Avenue,  Pittsburgh,  PA. The Federated  Fund Complex  consists of 44 investment companies  (comprising 136 portfolios).  Unless otherwise noted, each Officer is elected  annually.  Unless  otherwise  noted,  each Board  member  oversees  all portfolios in the Federated Fund Complex; serves for an indefinite term.

As of October 1, 2004,  the Fund's Board and Officers as a group owned less than
1% of the Fund's outstanding Shares.


INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

        Name
     Birth Date
      Address         Principal Occupation(s) for Past
Positions Held with    Five Years, Other Directorships                     Total
        Fund            Held and Previous Position(s)                   Compensation
                                                                        From Fund and
 Date Service Began                                       Aggregate    Federated Fund
                                                         Compensation      Complex
                                                          From Fund    (past calendar
                                                                           year)
                                                            (past
                                                         fiscal year)
                      Principal Occupations: Chairman         $0

John F. Donahue*      and Director or Trustee of the                         $0

Birth Date: July      Federated Fund Complex; Chairman
28, 1924              and Director, Federated
CHAIRMAN AND TRUSTEE  Investors, Inc.
Began serving: May    ---------------------------------
1985
                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: Principal        $0             $0
J. Christopher        Executive Officer and President
Donahue*              of the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving:        Federated Investors, Inc.;
January 2000          Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Federated Equity
                      Management Company of
                      Pennsylvania, Passport Research,
                      Ltd. and Passport Research II,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Principal Occupations: Director     $1,054.54       $148,500
Lawrence D. Ellis,    or Trustee of the Federated Fund
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
August 1987
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

--------------------------------------------------------------------------------------------
* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with
Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.


INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

        Name
     Birth Date
      Address         Principal Occupation(s) for Past
Positions Held with    Five Years, Other Directorships                     Total
        Fund            Held and Previous Position(s)                   Compensation
                                                                        From Fund and
 Date Service Began                                       Aggregate    Federated Fund
                                                         Compensation      Complex
                                                          From Fund    (past calendar
                                                                           year)
                                                            (past
                                                         fiscal year)

                      Principal Occupation: Director      $1,159.98       $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
November 1994         University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director     $1,159.98       $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &           Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 North Tamiami    Previous Positions: President,
Trail                 Investment Properties
Suite 402             Corporation; Senior Vice
Naples, FL            President, John R. Wood and
TRUSTEE               Associates, Inc., Realtors;
Began serving:        President, Naples Property
August 1991           Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director      $1,159.98       $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director and Member of the Audit
Pittsburgh, PA        Committee, Michael Baker
TRUSTEE               Corporation (engineering and
Began serving:        energy services worldwide).
January 1999
                      Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director      $1,054.54       $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham
Began serving:        & Co., Inc. (strategic
January 1999          business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director      $1,054.54       $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
TRUSTEE               Previous Positions:
Began serving:        Representative, Commonwealth of
August 1991           Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director     $1,159.98       $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 1999          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

                      Principal Occupations: Director     $1,265.45       $178,200
John E. Murray,       or Trustee of the Federated Fund
Jr., J.D., S.J.D.     Complex; Chancellor and Law
Birth Date:           Professor, Duquesne University;
December 20, 1932     Partner, Murray, Hogue &
Chancellor,           Lannis.
Duquesne University
Pittsburgh, PA        Other Directorships Held:
TRUSTEE               Director, Michael Baker Corp.
Began serving:        (engineering, construction,
February 1995         operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director    $1,054.54       $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving: May    Previous Positions: National
1985                  Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director    $1,054.54       $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving:        Products, Inc. (distributor of
January 1999          portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

--------------------------------------------------------------------------------------------

OFFICERS**

Name
Birth Date
Address
Positions Held with Fund
                                Principal Occupation(s) and Previous Position(s)
Date Service Began
                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
Began serving: May 1985       Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Principal Financial Officer and
Richard J. Thomas             Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954     President, Federated Administrative Services.
TREASURER
Began serving: November 1998  Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: Vice Chairman or Vice President
Richard B. Fisher             of some of the Funds in the Federated Fund Complex;
Birth Date: May 17, 1923      Vice Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                Federated Securities Corp.
Began serving: May 1985
                              Previous Positions: President and Director or Trustee
                              of some of the Funds in the Federated Fund Complex;
                              Executive Vice President, Federated Investors, Inc. and
                              Director and Chief Executive Officer, Federated
                              Securities Corp.

---------------------------------------------------------------------------------------
                              Principal Occupations:  Robert J. Ostrowski joined
Robert J. Ostrowski           Federated in 1987 as an Investment Analyst and became a
Birth Date: April 26, 1963    Portfolio Manager in 1990. He was named Chief
CHIEF INVESTMENT OFFICER      Investment Officer of taxable fixed income products in
Began serving: May 2004       2004 and also serves as a Senior Portfolio Manager. He
                              has been a Senior Vice President of the Fund's Adviser
                              since 1997. Mr. Ostrowski is a Chartered Financial
                              Analyst. He received his M.S. in Industrial
                              Administration from Carnegie Mellon University.
                              --------------------------------------------------------

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                              Susan M. Nason has been the Fund's Portfolio Manager
Susan M. Nason                since 1994. She is Vice President of the Fund.  Ms.
Birth Date: August 29, 1961   Nason joined Federated in 1987 and has been a Senior
VICE PRESIDENT                Portfolio Manager and Senior Vice President of the
Began serving: November 1998  Fund's Adviser since 1997. Ms. Nason served as a
                              Portfolio Manager and Vice President of the Adviser
                              from 1993 to 1997. Ms. Nason is a Chartered Financial
                              Analyst and received her M.S.I.A. concentrating in
                              Finance from Carnegie Mellon University.

**    Officers do not receive any compensation from the Fund.
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant
Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University,
Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent
Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD
                                                                           Meetings
Board     Committee                                                        Held
Committee Members             Committee Functions                          During
                                                                           Last
                                                                           Fiscal
                                                                           Year
Executive                     In between meetings of the full Board,       Seven
          John F. Donahue     the Executive Committee generally may
          John E. Murray,     exercise all the powers of the full Board
          Jr., J.D., S.J.D.   in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit                         The purposes of the Audit Committee are        Seven
          Thomas G. Bigley    to oversee the accounting and financial
          John T. Conroy,     reporting process of the Fund, the Fund`s
          Jr.                 internal control over financial
          Nicholas P.         reporting, and the quality, integrity and
          Constantakis        independent audit of the Fund`s financial
          Charles F.          statements.  The Committee also oversees
          Mansfield, Jr.      or assists the Board with the oversight
                              of compliance with legal requirements
                              relating to those matters, approves the
                              engagement and reviews the
                              qualifications, independence and
                              performance of the Fund's independent
                              auditors, acts as a liaison between the
                              independent auditors and the Board and
                              reviews the Fund`s internal audit
                              function.

Nominating                                                                    One
          Thomas G. Bigley    The Nominating Committee, whose members
          John T. Conroy,     consist of all Independent  Trustees,
          Jr.                 selects and nominates persons for
          Nicholas P.         election to the Fund`s Board when
          Constantakis        vacancies occur. The Committee will
          John F.             consider candidates recommended by
          Cunningham          shareholders, Independent Trustees,
          Peter E. Madden     officers or employees of any of the
          Charles F.          Fund`s agents or service providers and
          Mansfield, Jr.      counsel to the Fund. Any shareholder who
          John E. Murray,     desires to have an individual considered
          Jr.                 for nomination by the Committee must
          Marjorie P. Smuts   submit a recommendation in writing to the
          John S. Walsh       Secretary of the Fund, at the Fund's
                              address appearing on the back cover of
                              this Statement of Additional Information.
                              The recommendation should include the
                              name and address of both the shareholder
                              and the candidate and detailed
                              information concerning the candidate's
                              qualifications and experience. In
                              identifying and evaluating candidates for
                              consideration, the Committee shall
                              consider such factors as it deems
                              appropriate.  Those factors will
                              ordinarily include:  integrity,
                              intelligence, collegiality, judgment,
                              diversity, skill, business and other
                              experience, qualification as an
                              "Independent Trustee," the existence of
                              material relationships which may create
                              the appearance of a lack of independence,
                              financial or accounting knowledge and
                              experience, and dedication and
                              willingness to devote the time and
                              attention necessary to fulfill Board
                              responsibilities.

--------------------------------------------------------------------------------------------

Board ownership of shares in the fund and in the Federated family of Investment companies
AS OF DECEMBER 31, 2003
                                                                           Aggregate
                                                                     Dollar Range of
                                             Dollar Range of         Shares Owned in
Interested                                      Shares Owned        Federated Family
Board Member Name                                    in Fund                      of
                                                                          Investment
                                                                           Companies
John F. Donahue                                         None           Over $100,000
J. Christopher Donahue                                  None           Over $100,000
Lawrence D. Ellis, M.D.                                 None           Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                        None           Over $100,000
John T. Conroy, Jr.                                     None           Over $100,000
Nicholas P. Constantakis                                None           Over $100,000
John F. Cunningham                                      None           Over $100,000
Peter E. Madden                                         None           Over $100,000
Charles F. Mansfield, Jr.                               None      $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.                       None           Over $100,000
Marjorie P. Smuts                                       None           Over $100,000
John S. Walsh                                           None           Over $100,000

INVESTMENT ADVISER
--------------------------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the
Fund.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract, the Board considers many factors, among the most material of which are: the
Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.
In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the
Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser.  This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation:  the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the
Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization.  Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates;
compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the
Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.
Because the totality of circumstances includes considering the relationship of each
Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the
Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund
Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to:
require independent tabulation of proxies and/or confidential voting by shareholders;
reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and
against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy
Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee
(and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting
Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the
Adviser who is contacted by an Interested Company regarding proxies to be voted by the
Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy
Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy
Voting Guidelines require the Proxy Committee to provide further direction, the Proxy
Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an
Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company;
the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site.  Go to
www.federatedinvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The
Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                           Average Aggregate Daily
      Maximum                 Net Assets of the
 Administrative Fee            Federated Funds
    0.150 of 1%            on the first $5 billion
    0.125 of 1%             on the next $5 billion
    0.100 of 1%            on the next $10 billion
    0.075 of 1%           on assets over $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
--------------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with the standards of the Public Company Accounting
Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

                                     2004               2003          2002
For the Year Ended August 31
Advisory Fee Earned                $664,667           $715,946        $599,707
Advisory Fee Reduction             $77,066             $15,074        $56,739
Advisory Fee Reimbursement          $1,457             $3,285         $10,451
Administrative Fee                 $125,928           $125,000        $125,001
Shareholder Services Fee:          $55,389               --              --
--------------------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates;
changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and ten-year periods ended
August 31, 2004.

Yield is given for the 30-day period ended August 31, 2004.

                          30-Day         1 Year         5 Years      10 Years
                          Period

Total Return
  Before Taxes             N/A           8.81%           8.56%         7.95%
  After Taxes on           N/A           7.15%           6.60%         5.57%
  Distributions
  After Taxes on
  Distributions and        N/A           5.75%           6.16%         5.36%
  Sale of Shares
Yield                     4.11%           N/A             N/A           N/A

--------------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of
Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding.
This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Merrill Lynch 10+ Year Treasury Index
Merrill Lynch 10+ Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of greater than 10 years. The index is produced by Merrill
Lynch, Pierce, Fenner and Smith, Inc.

Merrill Lynch 10-Year Treasury Index
Merrill Lynch 10-Year Treasury Index is an unmanaged index tracking current 10-year
Treasury notes. The index is produced by Merrill Lynch, Pierce, Fenner and Smith,
Inc.

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the U.S. government funds category in advertising and sales literature.

Morningstar, Inc.
Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual
Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured,  straightforward  and
consistent   investment   decisions.   Federated  investment  products  have  a  history  of
competitive   performance   and  have  gained  the  confidence  of  thousands  of  financial institutions and individual investors.

Federated's  disciplined  investment  selection  process  is rooted  in sound  methodologies
backed  by  fundamental  and  technical  research.  At  Federated,   success  in  investment
management  does not  depend  solely on the  skill of a single  portfolio  manager.  It is a fusion of individual talents and state-of-the-art industry tools and resources.  Federated's investment  process  involves  teams of portfolio  managers  and  analysts,  and  investment decisions  are  executed by traders who are  dedicated  to specific  market  sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds
In the municipal sector,  as of December 31, 2003,  Federated managed 14 bond funds with  approximately  $3.8  billion in assets and 22 money  market  funds with  approximately
$23.0 billion in total assets.  In 1976,  Federated  introduced  one of the first  municipal bond mutual  funds in the  industry  and is now one of the largest  institutional  buyers of municipal  securities.  The Funds may quote statistics from organizations  including The Tax
Foundation   and  the  National   Taxpayers   Union   regarding  the  tax   obligations   of
Americans.

Equity Funds
In the equity sector, Federated has more than 32 years' experience.  As of December
31, 2003,  Federated managed 36 equity funds totaling  approximately $25.6 billion in assets across  growth,  value,  equity  income,  international,  index and  sector  (i.e.  utility)
styles.  Federated's  value-oriented  management style combines quantitative and qualitative analysis and features a structured,  computer-assisted  composite  modeling  system that was developed in the 1970s.

Corporate Bond Funds
In the corporate bond sector,  as of December 31, 2003,  Federated managed 11 money market  funds and 4 bond funds with assets  approximating  $61.7  billion and $3.4  billion, respectively.  Federated's  corporate  bond decision  making--based  on intensive,  diligent credit  analysis--is  backed by over 30 years of experience in the corporate bond sector. In
1972, Federated introduced one of the first high-yield bond funds in the industry.  In 1983,
Federated was one of the first fund managers to participate  in the asset backed  securities market, a market totaling more than $209 billion.

Government Funds
In the government  sector,  as of December 31, 2003,  Federated  managed 7 mortgage backed, 3 multi-sector  government funds, 4 government/agency and 19 government money market mutual funds, with assets approximating $4.9 billion,  $0.9 billion,  $2.9 billion and $56.2 billion,  respectively.  Federated trades approximately $90.4 billion in U.S. government and mortgage  backed  securities  daily and  places  approximately  $35  billion  in  repurchase agreements each day. Federated  introduced the first U.S.  government fund to invest in U.S.
government  bond  securities  in 1969.  Federated  has been a major  force in the short- and intermediate-term  government  markets since 1982 and currently  manages  approximately  $50 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund.
Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2003, Federated managed $136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion, $20.6 billion and
$173.9 million, respectively.

The Chief Investment  Officers  responsible for oversight of the various  investment sectors within  Federated  are:  Global Equity - Stephen F. Auth is  responsible  for overseeing the management of Federated's domestic and international equity products;  Global Fixed Income -
Mary Jo Ochson and Robert J.  Ostrowski are  responsible  for  overseeing  the management of
Federated's  domestic  and  international  fixed income and high yield  products;  and Money
Markets - Deborah A.  Cunningham is responsible for overseeing the management of Federated's money market fund products.

Mutual Fund Market
Forty-nine percent of American  households are pursuing their financial goals through mutual funds.  These investors,  as well as businesses and  institutions,  have entrusted over $6.2 trillion to the  approximately  8,300 funds available,  according to the Investment  Company
Institute.

Federated Clients Overview
Federated  distributes  mutual funds  through its  subsidiaries  for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated  meets the needs of approximately 3,035 institutional  clients nationwide by managing  and  servicing  separate  accounts  and mutual funds for a variety of purposes,
including  defined  benefit  and  defined  contribution  programs,   cash  management,   and
asset/liability management.  Institutional clients include corporations,  pension funds, tax exempt entities,  foundations/endowments,  insurance companies, and investment and financial advisers.

Bank Marketing
Other  institutional clients include more than 1,600 banks and trust organizations.
Virtually  all of the trust  divisions of the top 100 bank holding  companies  use Federated funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated   funds  are  available  to  consumers   through  major  brokerage  firms
nationwide--Federated  has over  2,000  broker/dealer  and bank  broker/dealer  relationships across the  country--supported  by more wholesalers than any other mutual fund  distributor.
Federated's  service to financial  professionals and institutions has earned it high ratings in several surveys performed by DALBAR,  Inc. DALBAR is recognized as the industry benchmark for service quality measurement.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended August 31, 2004 are incorporated herein by reference to the Annual Report to Shareholders of Federated U.S.
Government Bond Fund dated August 31, 2004.

ADDRESSES

Federated U.S. Government Bond Fund

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

PART C.     OTHER INFORMATION.

Item 22.    Exhibits:
            (a)               Conformed copy of Restatement and Amendment No.
                              5 to the Declaration of Trust of the Registrant; (21)
            (b)   (i)         Copy of By-Laws of the Registrant, as Restated
                              and Amended; (15)
                  (ii)        Copy of Amendment No. 3 to the By-Laws of the
                              Registrant dated November 18, 1997; (19)
                  (iii)       Copy of Amendment No. 4 to the By-Laws of the
                              Registrant dated February 23, 1998; (19)
                  (iv)        Copy of Amendment No. 5 to the By-Laws of the
                              Registrant dated February 27, 1998; (19)
                  (v)         Copy of Amendment No. 6 to the By-Laws of the
                              Registrant dated May 12, 1998; (19)
                  (vi)        Copy of Amendment No. 7 to the By-Laws of the
                              Registrant dated August 23, 2002; (24)
                  (vii)       Copy of Amendment No. 8 to the By-Laws of the
                              Registrant dated August 25, 2003; (24)
            (c)               Copy of Specimen Certificate for Shares of
                              Beneficial Interest of the Registrant; (14)
            (d)   (i)         Conformed Copy of Investment Advisory Contract
                              of the Registrant; (15)
                  (ii)        Conformed Copy of Amendment to Investment
                              Advisory Contract of the Registrant; (22)
            (e)   (i)         Conformed Copy of the Distributor's Contract of
                              the Registrant; (15)
                  (ii)        Conformed Copy of Amendment to the Distributor's
                              Contract of the Registrant; (24)
                  (iii)       The Registrant hereby incorporates the conformed
                              copy of the specimen Mutual Funds Sales and
                              Service Agreement; Mutual Funds Service
                              Agreement; and Plan Trustee/Mutual Funds Service
                              Agreement from Item 24(b)(6) of the Cash Trust
                              Series II Registration Statement on Form N-1A,
                              filed with the Commission on July 24, 1995.
                              (File Numbers 33-38550 and 811-6269).
            (f)               Not applicable;
            (g)   (i)         Conformed Copy of Custodian Agreement of the
                              Registrant; (15)
                  (ii)        Conformed copy of Amendment to Custodian
                              Agreement of the Registrant, dated May 15, 2001;
                              (23)
                  (iii)       Conformed copy of Letter Agreement between
                              Custodian and Registrant, dated February 27, 2002; (23)
            (h)   (i)         Conformed Copy of the Amended and Restated
                              Agreement for Fund Accounting Services,
                              Administrative Services, Shareholder Transfer
                              Agency Services and Custody Services
                              Procurement; (20)
                  (ii)        The Registrant hereby incorporates  the  conformed
                              copy of Amendment No. 2 to the Amended & Restated
                              Agreement for Fund Accounting Services,
                              Administrative Services, Transfer  Agency  Services
                              and Custody Services Procurement from Item 23
                              (h)(v) of the Federated U.S. Government Securities:
                              2-5 Years Registration Statement on Form N-1A,
                              filed with the Commission on March 30, 2004.  (File
                              Nos. 2-75769 and  811-3387);
                  (iii)       The Registrant hereby incorporates  the  conformed
                              copy of Amendment No. 3 to the Amended & Restated
                              Agreement for Fund Accounting Services,
                              Administrative Services, Transfer  Agency  Services
                              and Custody Services Procurement from Item 23
                              (h)(v) of the Federated U.S. Government Securities:
                              2-5 Years   Registration Statement on Form N-1A,
                              filed with the Commission on March 30, 2004.
                              (File Nos. 2-75769 and  811-3387);
                  (iv)        The responses described in Item 23(e)(iii) are
                              hereby incorporated by reference.
                    (v)       The Registrant hereby incorporates  by   reference
                              the conformed copy of the Agreement for
                              Administrative Services from Item 23 (h)(vix) of
                              the Federated Index Trust Registration  Statement on
                              Form N-1A, filed with the Commission on
                              December 30, 2003. (File Nos. 33-33852 and 811-6061);
                  (vi)        The Registrant hereby incorporates the
                              conformed copy of the Second  Amended and Restated
                              Services Agreement, with attached Schedule 1
                              revised 6/30/04, from Item (h)(vii) of  the   Cash
                              Trust Series,  Inc. Registration Statement on Form
                              N-1A, filed with the Commission on July 29, 2004.
                              (File Nos. 33-29838 and 811-5843)
                  (vii)       The Registrant hereby incorporates  the  conformed
                              copy of the Financial Administration and Accounting
                              Services Agreement, with attached Exhibit A revised
                              6/30/04, from Item (h)(viii) of  the Cash  Trust
                              Series, Inc. Registration Statement on Form
                              N-1A, filed with the Commission on  July 29, 2004.
                              (File Nos. 33-29838 and 811-5843)
            (i)               Conformed Copy of Opinion and Consent of Counsel
                              as to legality of shares being registered (15);
            (j)               Conformed Copy of Consent of Independent
                              Registered Public Accounting Firm; (+)
            (k)               Not applicable;
            (l)               Conformed Copy of Initial Capital Understanding; (15)
            (m)               Not applicable;
            (n)               Not applicable;
            (o)   (i)         Conformed Copy of Power of Attorney of the
                              Registrant; (21)
                  (ii)        Conformed Copy of Power of Attorney of the Chief
                              Investment Officer of the Registrant; (21)
            (p)               The Registrant hereby incorporates the conformed
                              copy of the Code of Ethics for Access Persons
                              from Item 23(p) of the Money Market Obligations
                              Trust, Registration Statement on Form N-1A filed
                              with the Commission on February 26, 2004. (File
                              Nos. 33-31602 and 811-5950).

+     All exhibits are being filed electronically.

11.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 9 filed on Form N-1A October 23, 1989 (File Nos.  2-98484 and
     911-8489)

14.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment  No. 16 on Form N-1A filed October 26, 1993.  (File Nos.  2-98494 and 811-4489)

15.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment  No. 17 on Form N-1A filed October 25, 1994.  (File Nos.  2-98494 and 811-4489)

19.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment  No. 23 on Form N-1A filed October 28, 1998.  (File Nos.  2-98494 and 811-4489)

20.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 24 on Form N-1A filed August 26, 1999. (File Nos. 2-98494 and
     811-4489)

21.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment  No. 26 on Form N-1A filed October 24, 2000.  (File Nos.  2-98494 and 811-4489)

23.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment  No. 29 on Form N-1A filed October 28, 2002.  (File Nos.  2-98494 and 811-4489)

24.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment  No. 29 on Form N-1A filed October 28, 2003.  (File Nos.  2-98494 and 811-4489)

Item 23.    Persons Controlled by or Under Common Control with the Fund:
            ------------------------------------------------------------

            None

Item 24.    Indemnification:  (11)
            ----------------

Item 25.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

     For a description of the other business of the investment adviser,  see the section entitled "Who Manages the Fund?" in Part A. The  affiliations  with the  Registrant  of two of the  Trustees  and  two of the  Officers  of the
     investment  adviser are included in Part B of this  Registration  Statement under "Who  Manages  and  Provides  Services  to the  Fund?" The  remaining
     Trustees of the investment  adviser and, in  parentheses,  their  principal occupations  are: Thomas R. Donahue,  (Chief Financial  Officer,  Federated
     Investors,  Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark
     D. Olson (a principal of the firm, Mark D. Olson & Company,  L.L.C. and
     Partner,  Wilson,  Halbrook & Bayard,  P.A.), 800 Delaware Avenue, P.O. Box
     2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Vice Chairman:                                  William D. Dawson, III

Senior Vice Presidents:                         Joseph M. Balestrino
                                                Jonathan C. Conley
                                                Deborah A. Cunningham
                                                Mark E. Durbiano
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Susan M. Nason
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Richard Tito

Vice Presidents:                                Todd A. Abraham
                                                J. Scott Albrecht
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                Lee R. Cunningham, II
                                                B. Anthony Delserone, Jr.
                                                Donald T. Ellenberger
                                                Eamonn G. Folan
                                                John T. Gentry
                                                Patricia L. Heagy
                                                Susan R. Hill
                                                William R. Jamison
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Marian R. Marinack
                                                Kevin McCloskey
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Paolo H. Valle
                                                Stephen J. Wagner
                                                Paige M. Wilhelm
                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews
                                                Hanan Callas
                                                Jerome Conner
                                                James R. Crea, Jr.
                                                Karol M. Crummie
                                                Richard Cumberledge
                                                Richard J. Gallo
                                                Kathyrn P. Glass
                                                James Grant
                                                Tracey L. Lusk
                                                Ann Manley
                                                Karl Mocharko
                                                Bob Nolte
                                                Rae Ann Rice
                                                Brian Ruffner
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Secretary:                            Jay S. Neuman

Assistant Treasurer:                            Denis McAuley, III

     The business  address of each of the Officers of the investment  adviser is
     Federated  Investors Tower, 1001 Liberty Avenue,  Pittsburgh,  Pennsylvania
     15222-3779.  These  individuals  are also  officers  of a  majority  of the investment  advisers to the  investment  companies  in the  Federated  Fund
     Complex described in Part B of this Registration Statement.

Item 26.    Principal Underwriters:

(a)  Federated  Securities  Corp. the  Distributor for shares of the Registrant, acts  as  principal  underwriter  for  the  following  open-end  investment companies, including the Registrant:

     Cash Trust Series,  Inc.; Cash Trust Series II;  Federated  Adjustable Rate
     Securities Fund;  Federated  American  Leaders Fund,  Inc.;  Federated Core
     Trust;  Federated Core Trust II, L.P.;  Federated  Equity Funds;  Federated
     Equity  Income  Fund,  Inc.;  Federated  Fixed  Income  Securities,   Inc.;
     Federated  GNMA  Trust;  Federated  Government  Income  Securities,   Inc.;
     Federated  High  Income Bond Fund,  Inc.;  Federated  High Yield  Municipal
     Income Fund; Federated High Yield Trust; Federated Income Securities Trust;
     Federated  Income Trust;  Federated  Index Trust;  Federated  Institutional
     Trust;  Federated Insurance Series;  Federated  International Series, Inc.;
     Federated   Investment  Series  Funds,  Inc.;  Federated  Limited  Duration
     Government Fund, Inc.; Federated Managed Allocation  Portfolios;  Federated
     Municipal High Yield Advantage Fund, Inc.;  Federated Municipal  Securities
     Fund, Inc.; Federated Municipal Securities Income Trust;  Federated Premier
     Intermediate  Municipal  Income Fund;  Federated  Premier  Municipal Income
     Fund; Federated Short-Term Municipal Trust;  Federated Stock and Bond Fund,
     Inc.;  Federated Stock Trust;  Federated Total Return Government Bond Fund;
     Federated Total Return Series,  Inc.;  Federated U.S. Government Bond Fund;
     Federated  U.S.  Government  Securities  Fund:  1-3 Years;  Federated  U.S.
     Government  Securities Fund: 2-5 Years;  Federated World Investment Series,
     Inc.;  Intermediate  Municipal Trust; Edward Jones Money Market Fund; Money
     Market Obligations Trust; Regions Morgan Keegan Select Funds and SouthTrust
     Funds.  (b) (1) (2) (3)  Positions  and Offices  Positions and Offices With
     Distributor  Name With Registrant  ---------------------  -----------------
     ---------------------- Chairman: Richard B. Fisher Vice President

President-Institutional
Sales and Director:           John B. Fisher
Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue
President-Broker/Dealer
And Director:                 James F. Getz
Vice President and Director:  Peter J. Germain
Treasurer and Director:       Denis McAuley III
Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              H. Joseph Kennedy
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Thomas E. Territ
                              Robert F. Tousignant
                              Paul Uhlman
Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Brian Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              James Conely
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Beth C. Dell
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Jamie Getz
                              Joseph D. Gibbons
                              J. Todd Glickson
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              William Kastrol
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Theodore J. Kravits, Jr.
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Josh Rasmussen
                              Richard A. Recker
                              Christopher Renwick
                              Diane M. Robinson
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              William C. Tustin
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Brian F. Palusa
                              William Rose

Secretary:                    Stephen A. Keen
Assistant Secretary:          Thomas R. Donahue
                              Peter J. Germain

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
15222-3779.

         (c)     Not applicable

Item 27.    Location of Accounts and Records:
            --------------------------------

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant
                                    Reed Smith LLP
                                    Investment Management Group         (IMG)
                                    Federated Investors Tower
                                    12th Floor
                                    1001 Liberty Avenue
                                    Pittsburgh, PA 15222-3779

                                    (Notices should be sent to    the Agent
for Service at                      above address)

Federated Investors Funds
                                    5800 Corporate Drive
                                    Pittsburgh, PA  15237-7000

State Street Bank and               P.O. Box 8600
Trust Company                       Boston, MA 02266-8600
(" Custodian, Transfer Agent
and Dividend Disbursing
Agent")

Federated Services                  Federated Investors Tower
Company                             1001 Liberty Avenue
("Administrator")                   Pittsburgh, PA  15222-3779

Federated Investment                Federated Investors Tower
Management Company                  1001 Liberty Avenue
("Adviser")                         Pittsburgh, PA  15222-3779

Item 28.    Management Services:    Not applicable.
            -------------------

Item 29.    Undertakings:
            ------------

Registrant  hereby  undertakes to comply with the provisions of Section 16(c) of the 1940 Act with  respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment Company Act of 1940, the Registrant,  FEDERATED U.S.  GOVERNMENT BOND
FUND,  certifies that it meets all of the requirements for effectiveness of this
Amendment  to its  Registration  Statement  pursuant  to Rule  485(b)  under the
Securities  Act of 1933 and has duly caused this  Amendment to its  Registration
Statement  to  be  signed  on  its  behalf  by  the  undersigned,  thereto  duly authorized,  in the City of Pittsburgh and Commonwealth of Pennsylvania,  on the
29th day of October, 2004.

                      FEDERATED U.S. GOVERNMENT BOND FUND

                  BY: /s/ Daniel M. Miller
                  Daniel M. Miller, Assistant Secretary
                  October 29, 2004

      Pursuant to the requirements of the Securities Act of 1933, this
Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                             TITLE             DATE
----                             -----             ----

By: /s/ Daniel M. Miller       Attorney In Fact    October 29, 2004
Daniel M. Miller               For the Persons
ASSISTANT SECRETARY            Listed Below

NAME                             TITLE

John F. Donahue*                 Chairman and Trustee

J. Christopher Donahue*          President and Trustee
                                 (Principal Executive Officer)

Richard J. Thomas*               Treasurer
                                 (Principal Financial Officer)

Steve Auth*                      Chief Investment Officer

Thomas G. Bigley*                Trustee

John T. Conroy, Jr.*             Trustee

Nicholas P. Constantakis*        Trustee

John F. Cunningham               Trustee

Lawrence D. Ellis, M.D.*         Trustee

Peter E. Madden*                 Trustee

Charles F. Mansfield, Jr.*       Trustee

John E. Murray, Jr.*             Trustee

Marjorie P. Smuts*               Trustee

John S. Walsh*                   Trustee

*   By Power of Attorney